EQ ADVISORS TRUSTSM

1290 VT Equity Income Portfolio

1290 VT GAMCO Mergers & Acquisitions Portfolio

1290 VT GAMCO Small Company Value Portfolio

1290 VT Socially Responsible Portfolio

EQ/AB Small Cap Growth Portfolio

EQ/All Asset Growth Allocation Portfolio

EQ/Capital Group Research Portfolio

EQ/ClearBridge Large Cap Growth ESG Portfolio

EQ/ClearBridge Select Equity Managed Volatility Portfolio

EQ/Core Bond Index Portfolio

EQ/Franklin Small Cap Value Managed Volatility Portfolio

EQ/Global Equity Managed Volatility Portfolio

EQ/Growth Strategy Portfolio

EQ/International Core Managed Volatility Portfolio

EQ/International Value Managed Volatility Portfolio

EQ/Invesco Comstock Portfolio

EQ/Invesco Global Portfolio

EQ/Janus Enterprise Portfolio

EQ/JPMorgan Growth Stock Portfolio

EQ/JPMorgan Value Opportunities Portfolio

EQ/Large Cap Core Managed Volatility Portfolio

EQ/Large Cap Growth Index Portfolio

EQ/Large Cap Growth Managed Volatility Portfolio

EQ/Large Cap Value Index Portfolio

EQ/Large Cap Value Managed Volatility Portfolio

EQ/Loomis Sayles Growth Portfolio

EQ/MFS International Growth Portfolio

EQ/Mid Cap Index Portfolio

EQ/Mid Cap Value Managed Volatility Portfolio

EQ/PIMCO Ultra Short Bond Portfolio

EQ/Small Company Index Portfolio

EQ/Value Equity Portfolio

Multimanager Core Bond Portfolio

Multimanager Technology Portfolio

SUPPLEMENT DATED MARCH 21, 2024, TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2023, AS SUPPLEMENTED

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) dated May 1, 2023, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the SAI and retain it for future reference. You may view, print, and download this document, free of charge, at the Trust’s website at www.equitable-funds.com.

On March 19, 2024, the Board of Trustees of the Trust approved the combination of the Class IA shares of each Portfolio listed above with the Portfolio’s Class IB shares (the “Combination”). Each Portfolio’s Class IA shares and Class IB shares have identical terms and identical expense ratios. The Combination is expected to occur effective after the close of business on June 21, 2024 (the “Effective Date”). The Combination will be effected at the relative net asset value of each share class of the relevant Portfolio. As of the Effective Date, an investor that held Class IA shares of a Portfolio will hold Class IB shares of the same Portfolio having a value equal to the value of the Class IA shares held immediately prior to the Combination. The Combination is not expected to have any federal income tax consequences for investors; investors generally should not realize any gain or loss as a result of the Combination.

In addition, as of the Effective Date, Class IA shares of each Portfolio listed above will no longer be offered and all references to Class IA shares of each Portfolio are removed from the SAI.